Commitments and Contingencies	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10 .	Commitments and Contingencies
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

13.	Commitments and Contingencies
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time charter contracts as of December 31, 2023, amount to $900,000 during the year ending December 31, 2024.